TAXATION - Details of the net income tax expense (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
TAXATION
Estimated taxable income of the Company	Rp 4,617		Rp 4,200	Rp 6,340
Total income tax expense - current	7,605	$ 456	7,635	8,796
Net income tax benefit - deferred	(1,064)	(65)	506	(331)
Net income tax expense	Rp 6,541	$ 391	8,141	8,465
Change in tax rate	3.00%	3.00%
Domestic Corporate Taxpayers
TAXATION
Applicable tax rate	22.00%	22.00%
The Company
TAXATION
Corporate income tax	Rp 878		798	1,205
Final tax expense	139		107	66
Total income tax expense - current	1,016		905	1,271
Net income tax benefit - deferred	Rp (489)		Rp 316	Rp 182
Threshold percentage of interest owned by public	40.00%	40.00%
Applicable tax rate	19.00%	19.00%	19.00%	19.00%
The Company | Net periodic pension and other post-employment benefits costs
TAXATION
Net income tax benefit - deferred	Rp (148)		Rp 34	Rp 196
The Company | Leases
TAXATION
Net income tax benefit - deferred			(1)	0
The Company | Accrued expenses
TAXATION
Net income tax benefit - deferred			24
The Company | Addition to deferred installation fee
TAXATION
Net income tax benefit - deferred	6		(4)	(1)
The Company | Allowance for expected credit losses
TAXATION
Net income tax benefit - deferred	52		61	54
The Company | Provision for employee benefits
TAXATION
Net income tax benefit - deferred	(22)		23	(7)
The Company | Amortization of intangible assets, land rights and others
TAXATION
Net income tax benefit - deferred	(5)		(13)	(6)
The Company | Depreciation and gain or loss on disposal or sale of property and equipment
TAXATION
Net income tax benefit - deferred	(367)		189	(37)
The Company | Others
TAXATION
Net income tax benefit - deferred	(5)		3	(17)
Subsidiaries
TAXATION
Corporate income tax	6,588		6,730	7,524
Final tax expense				1
Total income tax expense - current	6,589		6,730	7,525
Net income tax benefit - deferred	Rp (575)		Rp 190	Rp (513)
Applicable tax rate	22.00%	22.00%	22.00%	22.00%
Telkomsel
TAXATION
Net income tax benefit - deferred	Rp (624)		Rp 45	Rp (396)
Telkomsel | Fair value measurement of other financial instruments
TAXATION
Net income tax benefit - deferred			8	(7)
Telkomsel | Leases
TAXATION
Net income tax benefit - deferred	(101)		23	200
Telkomsel | Amortization of license
TAXATION
Net income tax benefit - deferred	21		3	25
Telkomsel | Allowance for expected credit losses
TAXATION
Net income tax benefit - deferred	(247)		(119)	(61)
Telkomsel | Provision for employee benefits
TAXATION
Net income tax benefit - deferred	(241)		(160)	(168)
Telkomsel | Contract liabilities
TAXATION
Net income tax benefit - deferred	(29)		30	(217)
Telkomsel | Contract cost
TAXATION
Net income tax benefit - deferred	(17)		(23)	(5)
Telkomsel | Other financial instruments
TAXATION
Net income tax benefit - deferred	494		150	(41)
Telkomsel | Depreciation and gain or loss on disposal or sale of property and equipment
TAXATION
Net income tax benefit - deferred	(504)		133	(122)
Subsidiaries - others
TAXATION
Net income tax benefit - deferred	Rp 49		Rp 145	Rp (117)